Consolidated Statement of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	SGD ($)	Share capital [member] SGD ($)	Reserves [member] SGD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] SGD ($)
Beginning balance at Dec. 31, 2018		$ 42,070		$ (21,604)	$ 63,673	$ 42,069	$ 1
Total comprehensive income for the year:
Profit for the year		73,536			73,535	73,535	1
Other comprehensive income (loss)		840		954	(114)	840
Total		74,376		954	73,421	74,375	1
Dividends representing transactions with owners recognized directly in equity		(17,000)			(17,000)	(17,000)
Ending balance at Dec. 31, 2019		99,446		(20,650)	120,094	99,444	2
Total comprehensive income for the year:
Profit for the year		86,094			86,093	86,093	1
Other comprehensive income (loss)		536		717	(181)	536
Total		86,630		717	85,912	86,629	1
Transfer of profits to legal reserve				90	(90)
Transaction with owners recognized directly in equity:
Dividends		(73,545)			(73,545)	(73,545)
Ending balance at Dec. 31, 2020		112,531		(19,843)	132,371	112,528	3
Total comprehensive income for the year:
Profit for the year	$ 76,823	103,842			103,841	103,841	1
Issued of share capital for cash				502,387
Other comprehensive income (loss)		(6,224)		(6,500)	276	(6,224)
Total	72,218	97,618	$ 19	(6,500)	104,117	97,617	1
Transfer of profits to legal reserve				2	(2)
Transaction with owners recognized directly in equity:
Issued of share capital for cash		502,406	19			502,406
Share-based payments expenses		5,253		5,253		5,253
Distribution to founder		(252,747)		(252,747)		(252,747)
Effects of translation on other reserve		(1,371)		(1,371)		(1,371)
Dividend paid to non-controlling interest		(176)					(176)
Total		253,365		253,522		253,541	(176)
Proceeds for capital call on non-fully paid-up share capital		192					192
Ending balance at Dec. 31, 2021	$ 343,054	$ 463,706	$ 19	$ 227,181	$ 236,486	$ 463,686	$ 20